Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended
	May 14, 2018	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts payable and accrued expenses		$ 1,837,000	$ 1,513,000	$ 1,039,000
Employment Agreement [Member] | Ms. Chin and Mr. DeLisi [Member]
Annual salary	$ 121,000
Termination date of employment	Dec. 31, 2023
Accounts payable and accrued expenses		$ 713,000	$ 619,000	$ 488,000
Price per share issuable in lieu of Cash Salaries		$ 5.00	$ 5.00